SECURTER SYSTEMS INC (Details 2) - CAD ($)	8 Months Ended	12 Months Ended
	Sep. 08, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Provided By (used For): Discontinued Operations Activities
Net Loss For The Periods	$ (127,637)			$ (158,843)
Adjustments For:
Operating Expenses Contributed By Shareholders	126,843			158,923
Adjusted Amount Before Non-cash Items	(794)			80
Changes In Non-cash Items:
Change In Amounts Receivable	(12,659)			(72)
Change In Trade And Other Payables	30,531			0
Net Cash From (used In) Discontinued Operations	17,078	$ 0	$ 17,078	8
Increase In Cash	17,078	$ 38,729	(112,680)	8
Cash, Beginning Of The Period	8		$ 8	0
Cash, End Of The Period	17,086			8
Net Cash Used In The Investment Activities
Cash Invested In Securter Systems Inc.	(128,815)			(158,923)
Unspent Cash Balance In Securter Systems Inc. End Of December 31, 2019	0			8
Securter Systems Inc.'s Cash Disposed On Deconsolidation	(17,086)			0
Net Cash (used In) Investment In Discontinued Operations	$ (145,901)			$ (158,915)